Consolidated Statements of Stockholders' Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance, December 31 at Dec. 31, 2011	$ 694	$ (259)	$ 602,757	$ (437,913)	$ 1,246	$ 166,525
Balance, December 31 (in Shares) at Dec. 31, 2011	69,394	(115)
Stock options exercised	$ 10		1,913			1,923
Stock options exercised (in Shares)	950
Shares issued under employee stock purchase plan	$ 4		823			827
Shares issued under employee stock purchase plan (in Shares)	407
Restricted stock activity, net of forfeitures	$ 11		(11)
Restricted stock activity, net of forfeitures (in Shares)	1,102
Amortization of stock-based compensation			5,797			5,797
Other comprehensive					806	806
Net loss				(69,853)		(69,853)
Balance, December 31 at Dec. 31, 2012	$ 719	$ (259)	611,279	(507,766)	2,052	106,025
Balance, December 31 (in Shares) at Dec. 31, 2012	71,853	(115)
Issuance of common stock in public offering, net of expenses	$ 107		19,568			19,675
Issuance of common stock in public offering, net of expenses (in Shares)	10,704
Stock options exercised			132			132
Stock options exercised (in Shares)	70
Shares issued under employee stock purchase plan	$ 3		442			445
Shares issued under employee stock purchase plan (in Shares)	271
Restricted stock activity, net of forfeitures	$ 15		(15)
Restricted stock activity, net of forfeitures (in Shares)	1,539
Amortization of stock-based compensation			6,516			6,516
Other comprehensive					(405)	(405)
Net loss				(53,979)		(53,979)
Balance, December 31 at Dec. 31, 2013	$ 844	$ (259)	637,922	(561,745)	1,647	78,409
Balance, December 31 (in Shares) at Dec. 31, 2013	84,437	(115)
Stock options exercised			10			10
Stock options exercised (in Shares)	5
Shares issued under employee stock purchase plan	$ 2		102			104
Shares issued under employee stock purchase plan (in Shares)	158
Restricted stock activity, net of forfeitures	$ 23		(23)
Restricted stock activity, net of forfeitures (in Shares)	2,278
Amortization of stock-based compensation			4,672			4,672
Other comprehensive					$ (1,647)	(1,647)
Net loss				(38,890)		(38,890)
Balance, December 31 at Dec. 31, 2014	$ 869	$ (259)	$ 642,683	$ (600,635)		$ 42,658
Balance, December 31 (in Shares) at Dec. 31, 2014	86,878	(115)